Financial Instruments - Derivative Instruments Which Were Not Designated as Hedging Instruments (Detail) - Fair Value of Derivatives Not Designated as Hedging Instrument [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 557	$ 14,505
Deal Contingent Swaps [Member] | Foreign Currency Contracts [Member] | Other Income Expense Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	12,154
Deal Contingent Swaps [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 0	$ 352